Notes to the interim condensed consolidated statement of financial position - Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventories
Inventories	€ 393	€ 417
Laboratory inventories
Inventories
Inventories	402	426
Inventories write-down
Inventories
Inventories	€ (9)	€ (9)